Loans and Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Loans and Borrowings

12.Loans and Borrowings

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Non-current liabilities
Loan notes	300,000	200,000
Unamortized fair value adjustment, discount, and debt issuance costs	(37,858)	(31,399)
	262,142	168,601

Current liabilities
Other	—	185
	—	185

AlbaCore Original Notes

On October 8, 2021, Babylon entered into a note Subscription Agreement (the “Note Subscription Agreement”). The Note Subscription Agreement provided for the issuance of up to $200.0 million in unsecured notes due 2026 (the “Unsecured Notes”) to affiliates of, or funds managed or controlled by, AlbaCore Capital LLP (the “Note Subscribers”). On November 4, 2021 (“Note Closing Date”), Babylon issued the full $200.0 million (“Principal Amount”) of Unsecured Notes under the Note Subscription Agreement at a discount of 95.5% of the Principal Amount. The Unsecured Notes bear interest accruing on the Principal Amount (which for these purposes shall include any capitalized interest from time to time) at the following rates: (i) 8.00% per annum for the period commencing from (and including) the Note Closing Date to (but excluding) the date falling two years after the Note Closing Date; (ii) 10.00% per annum for the period commencing from (and including) the date falling two years after the Note Closing Date, to (but excluding) the date falling three years after the Note Closing Date; and (iii) 12.00% per annum for the period commencing from (and including) the date falling three years after the Note Closing Date. The applicable interest rate is subject to a step-up margin of 6.5 basis points per annum if Babylon and its subsidiaries do not achieve a target of adding 100,000 Medicaid lives to value-based care contracts by January 1, 2024. Interest is payable on the Unsecured Notes semi-annually on May 4 and November 4 each year, with the first interest payment due on the six-month anniversary of the Note Closing Date on May 4, 2022. At Babylon’s election, up to 50.00% of the interest payable in respect of any interest period may be satisfied by the issuance by Babylon of further Unsecured Notes to be immediately consolidated and form a single series with the outstanding Unsecured Notes. The Unsecured Notes will mature five years from the Note Closing Date on November 4, 2026 (the “Final Maturity Date”).

Babylon is required to redeem the Unsecured Notes (unless previously purchased and cancelled or redeemed) on the Final Maturity Date at 100% of the principal amount on such date. Babylon may redeem the Unsecured Notes at any time at a redemption amount (the “Redemption Amount”) equal to: (i) from (and including) the Note Closing Date to (but excluding) the date falling one year after the Note Closing Date, the amount that is the greater of (A) 104.00% of the principal amount (including capitalized interest) and (B) 104.00% of the principal amount (including capitalized interest) plus an interest make whole premium; (ii) from (and including) the date falling one year after the Note Closing Date to (but excluding) the date falling two years after the Note Closing Date, 104.00% of the principal amount (including any capitalized interest); and (iii) on or after the date falling two years after the Closing Date and until (but not including or after) the Final Maturity Date, 107.00% of the principal amount (including any capitalized interest). Each holder of Unsecured Notes (each a “Noteholder”) has the option to require Babylon to redeem the Unsecured Notes held by such Noteholder at the Redemption Amount upon specified change of control events.

The terms of the Unsecured Notes include covenants, which covenants are subject to certain limitations and exceptions, limiting the ability of Babylon and its subsidiaries to, among other things: incur additional debt; pay or declare dividends or distributions on Babylon’s share capital; repay or distribute any share premium reserve or redeem, repurchase or retire its share capital; incur or allow to remain outstanding guarantees; make certain joint venture investments; enter into finance or capital lease contracts; create liens on Babylon’s or its subsidiaries’ assets; enter into sale and leaseback transactions; pay management and advisory fees outside the ordinary course of business; acquire a company or any shares or securities or a business or undertaking; merge or consolidate with another company; borrow or receive investments from certain shareholders other than through Babylon; and sell, lease, transfer or otherwise dispose of assets. The terms of the Unsecured Notes also include customary events of default.

On the Note Closing Date, Babylon issued warrants to subscribe for an aggregate of 1,757,499 Class A ordinary shares (the “AlbaCore Warrants”) to the Note Subscribers on a pro rata basis by reference to the relevant proportion of the Principal Amount of Unsecured Notes subscribed for by each Note Subscriber. The AlbaCore Warrants confer the right to subscribe for up to 1,757,499 Class A ordinary shares exercisable on certain agreed upon exercise events, subject to: (i) Babylon’s right to elect to redeem the AlbaCore Warrants in whole or in part in cash upon an exercise event; (ii) an agreed adjustment formula to reduce the number of Class A Ordinary Shares to be issued upon exercise of the AlbaCore Warrants in certain circumstances linked to Babylon’s trading performance; and (iii) customary adjustments for certain share capital reorganizations (such as share splits and consolidations).

The exercise events applicable to the AlbaCore Warrants occur: (i) on the first date following which the closing price of the Class A Ordinary Shares has equaled or exceeded $15.00 per Class A Ordinary Share (subject to customary adjustments) for any 20 trading days within any 30-trading day period commencing at least 18 months after the Note Closing Date; (ii) where the Noteholders give a redemption notice under the notes deed poll on the occurrence of a change of control in respect of Babylon; (iii) where Babylon elects to redeem the Unsecured Notes prior to the Final Maturity Date in accordance with its rights to do so under the notes deed poll; and (iv) on the Final Maturity Date. Upon an exercise event, the AlbaCore Warrants are exercisable in full and not in part only.

We capitalized debt issuance costs of $3.4 million in connection with the issuance of the Unsecured Notes. Please refer to Note 15 for additional discussion surrounding the AlbaCore Warrants.

AlbaCore Additional Notes and Warrants

On December 23, 2021, Babylon entered into an additional note subscription agreement (the “Second Note Subscription Agreement”) providing for the issue of not less than $75 million and not more than $100 million additional Unsecured Notes (the “Additional Notes”) to AlbaCore Partners III Investment Holdings Designated Activity Company, and any new note subscribers that are affiliates of, or funds managed or controlled by, AlbaCore Capital LLP and that adhere to the Second Note Subscription Agreement (the “Second Note Subscribers”).

The closing of the issue of the Additional Notes under the Second Note Subscription Agreement, for the principal amount of $100 million, occurred on March 31, 2022 (the “Second Closing Date”). The terms and conditions of the Additional Notes are the same as the terms of the original Unsecured Notes, with the exception that the Additional Notes were issued at 100% of their principal amount. At Babylon’s election, up to 50.00% of the interest payable in respect of any interest period may be satisfied by the issuance by Babylon of further Unsecured Notes to be immediately consolidated and form a single series with the outstanding Unsecured Notes.

On the Second Closing Date, Babylon issued AlbaCore Warrants to subscribe for an aggregate of 878,750 additional Class A ordinary shares (the “Additional AlbaCore Warrants”) to the Second Note Subscribers. Upon an exercise event, the AlbaCore Warrants are exercisable in full and not in part only. The exercise events applicable to the Additional AlbaCore Warrants are the same as the AlbaCore Warrants.

We capitalized debt issuance costs of $4.0 million in connection with the issuance of the Additional Notes.

Upon any exercise event Babylon has a right to elect to satisfy the subscription entitlement in respect of the AlbaCore Warrants by issuing Class A ordinary shares, by making a redemption payment in cash, or by a combination of both (in such proportions as Babylon may in its absolute discretion determine). The cash redemption payment per Note Warrant shall be determined by reference to the closing price for the Class A ordinary shares on such date as is specified in the Amended and Restated Warrant Instrument in respect of each exercise event, provided that if the closing price is in excess of $15.00 per Class A ordinary share (subject to customary adjustments), the cash redemption payment shall be capped at $15.00 per Note Warrant.

Where Babylon elects upon exercise of the AlbaCore Warrants to issue Class A ordinary shares in satisfaction in whole or in part of the subscription entitlement under the AlbaCore Warrants, Babylon is required to issue one Class A ordinary share credited as fully paid and free from all encumbrances (except as set out in Babylon’s memorandum and articles of association from time to time) per AlbaCore Warrant held, subject to a proportionate downwards adjustment to the number of Class A ordinary shares to be issued per AlbaCore Warrant where the closing price of the Class A ordinary shares on such date as is specified in the Amended and Restated Warrant Instrument in respect of each exercise event is in excess of $15.00 per Class A ordinary share.

Changes in Loans and Borrowings from Financing Activities

		Other	Total Loans
	AlbaCore	Loans and	and
	Notes	Borrowings	Borrowings
	$’000	$’000	$’000
Balance at January 1, 2022	168,601	185	168,786
Changes from financing cash flows
Proceeds from issuance of notes and warrants	100,000	—	100,000
Payment of debt issuance costs	(4,000)	—	(4,000)
Total changes from financing cash flows	96,000	—	96,000
Other changes
Fair value of warrants issued	(3,418)	—	(3,418)
Unpaid debt issuance costs	(257)	—	(257)
Amortization of fair value adjustment, discount, and debt issuance costs	1,202	—	1,202
Other loans and borrowings activity, net	—	(171)	(171)
Total other changes	(2,473)	(171)	(2,644)
Balance at March 31, 2022	262,128	14	262,142

26.Loans and Borrowings

	As of December 31,
	2021	2020
	$’000	$’000
Non-current liabilities
Loan notes	200,000	—
Unamortized fair value adjustment, discount, and debt issuance costs	(31,399)	—
	168,601	—
Current liabilities
Convertible loan notes	—	70,000
Other	185	357
	185	70,357

Albacore Original Notes

On October 8, 2021, Babylon entered into a note Subscription Agreement (the “Note Subscription Agreement”). The Note Subscription Agreement provided for the issuance of up to $200.0 million in unsecured notes due 2026 (the “Unsecured Notes”) to affiliates of, or funds managed or controlled by, AlbaCore Capital LLP (the “Note Subscribers”). On November 4, 2021 (“Note Closing Date”), Babylon issued the full $200.0 million (“Principal Amount”) of Unsecured Notes under the Note Subscription Agreement at a discount of 95.5% of the Principal Amount. The Unsecured Notes will bear interest accruing on the Principal Amount

(which for these purposes shall include any capitalized interest from time to time) at the following rates: (i) 8.00% per annum for the period commencing from (and including) the Note Closing Date to (but excluding) the date falling two years after the Note Closing Date; (ii) 10.00% per annum for the period commencing from (and including) the date falling two years after the Note Closing Date, to (but excluding) the date falling three years after the Note Closing Date; and (iii) 12.00% per annum for the period commencing from (and including) the date falling three years after the Note Closing Date. The applicable interest rate is subject to a step-up margin of 6.5 basis points per annum if Babylon and its subsidiaries do not achieve a target of adding 100,000 Medicaid lives to value-based care contracts by January 1, 2024. Interest is payable on the Unsecured Notes semi-annually on May 4 and November 4 each year, with the first interest payment due on the six-month anniversary of the Note Closing Date on May 4, 2022. At Babylon’s election, up to 50.00% of the interest payable in respect of any interest period may be satisfied by the issuance by Babylon of further Unsecured Notes to be immediately consolidated and form a single series with the outstanding Unsecured Notes. The Unsecured Notes will mature five years from the Note Closing Date on November 4, 2026 (the “Final Maturity Date”).

Babylon is required to redeem the Unsecured Notes (unless previously purchased and cancelled or redeemed) on the Final Maturity Date at 100% of the principal amount on such date. Babylon may redeem the Unsecured Notes at any time at a redemption amount (the “Redemption Amount”) equal to: (i) from (and including) the Note Closing Date to (but excluding) the date falling one year after the Note Closing Date, the amount that is the greater of (A) 104.00% of the principal amount (including capitalized interest) and (B) 104.00% of the principal amount (including capitalized interest) plus an interest make whole premium; (ii) from (and including) the date falling one year after the Note Closing Date to (but excluding) the date falling two years after the Note Closing Date, 104.00% of the principal amount (including any capitalized interest); and (iii) on or after the date falling two years after the Closing Date and until (but not including or after) the Final Maturity Date, 107.00% of the principal amount (including any capitalized interest). Each holder of Unsecured Notes (each a “Noteholder”) has the option to require Babylon to redeem the Unsecured Notes held by such Noteholder at the Redemption Amount upon specified change of control events.

The terms of the Unsecured Notes include covenants, which covenants are subject to certain limitations and exceptions, limiting the ability of Babylon and its subsidiaries to, among other things: incur additional debt; pay or declare dividends or distributions on Babylon’s share capital; repay or distribute any share premium reserve or redeem, repurchase or retire its share capital; incur or allow to remain outstanding guarantees; make certain joint venture investments; enter into finance or capital lease contracts; create liens on Babylon’s or its subsidiaries’ assets; enter into sale and leaseback transactions; pay management and advisory fees outside the ordinary course of business; acquire a company or any shares or securities or a business or undertaking; merge or consolidate with another company; borrow or receive investments from certain shareholders other than through Babylon; and sell, lease, transfer or otherwise dispose of assets. The terms of the Unsecured Notes also include customary events of default.

On the Note Closing Date, Babylon issued warrants to subscribe for an aggregate of 1,757,499 Class A Ordinary Shares (the “AlbaCore Warrants”) to the Note Subscribers on a pro rata basis by reference to the relevant proportion of the Principal Amount of Unsecured Notes subscribed for by each Note Subscriber. The AlbaCore Warrants confer the right to subscribe for up to 1,757,499 Class A Ordinary Shares exercisable on certain agreed upon exercise events, subject to: (i) Babylon’s right to elect to redeem the AlbaCore Warrants in whole or in part in cash upon an exercise event; (ii) an agreed adjustment formula to reduce the number of Class A Ordinary Shares to be issued upon exercise of the AlbaCore Warrants in certain circumstances linked to Babylon’s trading performance; and (iii) customary adjustments for certain share capital reorganizations (such as share splits and consolidations).

We capitalized debt issuance costs of $3.4 million in connection with the issuance of the Unsecured Notes. Please refer to Note 29 for additional discussion surrounding the Albacore Warrants.

Albacore Additional Notes and Warrants

On December 23, 2021, Babylon entered into an additional note subscription agreement (the “Second Note Subscription Agreement”) providing for the issue of not less than $75 million and not more than $100 million additional Unsecured Notes (the “Additional Notes”) to AlbaCore Partners III Investment Holdings Designated Activity Company, and any new note subscribers that are affiliates of, or funds managed or controlled by, AlbaCore Capital LLP and that adhere to the Second Note Subscription Agreement (the “Second Note Subscribers”).

The closing of the issue of the Additional Notes under the Second Note Subscription Agreement, for the principal amount of between $75 million to $100 million, is anticipated to occur on March 31, 2022 (the “Second Closing Date”). The terms and conditions of the Additional Notes are the same as the terms of the original Unsecured Notes, with the exception that the Additional Notes will be issued at 100% of their principal amount. At Babylon’s election, up to 50.00% of the interest payable in respect of any interest period may be satisfied by the issuance by Babylon of further Unsecured Notes to be immediately consolidated and form a single series with the outstanding Unsecured Notes.

On the Second Closing Date, Babylon will issue AlbaCore Warrants to subscribe for an aggregate of 878,750 additional Class A Ordinary Shares to the Second Note Subscribers. Upon an exercise event, the AlbaCore Warrants are exercisable in full and not in part only.

Upon any exercise event Babylon has a right to elect to satisfy the subscription entitlement in respect of the AlbaCore Warrants by issuing Class A Ordinary Shares, by making a redemption payment in cash, or by a combination of both (in such proportions as Babylon may in its absolute discretion determine). The cash redemption payment per Note Warrant shall be determined by reference to the closing price for the Class A Ordinary Shares on such date as is specified in the Amended and Restated Warrant Instrument in respect of each exercise event, provided that if the closing price is in excess of $15.00 per Class A Ordinary Share (subject to customary adjustments), the cash redemption payment shall be capped at $15.00 per Note Warrant.

Where Babylon elects upon exercise of the AlbaCore Warrants to issue Class A Ordinary Shares in satisfaction in whole or in part of the subscription entitlement under the AlbaCore Warrants, Babylon is required to issue one Class A Ordinary Share credited as fully paid and free from all encumbrances (except as set out in Babylon’s memorandum and articles of association from time to time) per AlbaCore Warrant held, subject to a proportionate downwards adjustment to the number of Class A Ordinary Shares to be issued per AlbaCore Warrant where the closing price of the Class A Ordinary Shares on such date as is specified in the Amended and Restated Warrant Instrument in respect of each exercise event is in excess of $15.00 per Class A Ordinary Share.

VNV Loan and Unsecured Bonds

On July 15, 2021, Babylon Holdings entered into a loan agreement with VNV Group for $15.0 million (“VNV Loan”). The interest rate on the loan was 14%.

On August 18, 2021, the Group issued $50.0 million in unsecured bonds at a discount of 4.0% (“Unsecured Bonds”), including the non-cash conversion of $8.0 million in borrowings under the VNV Loan agreement into Unsecured Bonds. The interest rate on the loan is 10%, with interest payable quarterly. The proceeds from the Unsecured Bonds can be used for general corporate purposes. The Company utilized proceeds of $7.2 million from the Unsecured Bonds to settle the remainder of the VNV Loan principal and interest. Cash proceeds from the bond issuance, net of discounts, repayments of borrowings, and transaction expenses totaled $32.1 million. The Unsecured Bonds had a one-year term and were redeemable by Babylon Holdings at any time. The Unsecured Bonds were repaid in full following the closing of the Merger.

Convertible Loan Note Agreements

On November 12, 2020, the Group executed a Convertible Loan Note agreement (“CLN” or “Loan Notes”) with a borrowing capacity of up to $200.0 million, under which $30.0 million Tranche 1 Notes and $70.0 million Tranche 2 Notes were issued to Global Health Equity (Cyprus) Ltd (“GHE” or the “Noteholder” or the “Lender”) in November and December 2020. GHE is part of the VNV Global group. VNV Global has a pre-existing equity interest in Babylon. The notes had a nominal value of $1.

Tranche 1 Notes

Tranche 1 Notes of $30.0 million were issued to GHE on November 12, 2020. Interest accrues at a fixed non-compounding rate of 11% per annum from the date of issuance to redemption or conversion. These notes were subsequently converted into Series C Preferred Shares after the issuance of the Tranche 2 Notes and shareholder approval of the conversion feature.

Tranche 2 Notes

Tranche 2 Notes of $70.0 million were issued on December 16, 2020 and are not interest bearing. The Tranche 2 Notes are exchangeable into a variable number of Series C Preferred Shares upon the earlier of the occurrence of certain events or June 30, 2021. These notes were subsequently converted into Series C Preferred Shares after shareholder approval of the conversion feature.

As the Tranche 2 Notes fail the definition of equity, the Group considered whether the conversion feature in the Tranche 2 Notes is a non-closely related embedded derivative which would require separation from the debt host contract and to be accounted for separately as a standalone derivative at fair value through profit or loss (“FVTPL”). It has been determined that the Tranche 2 Notes represent a hybrid instrument containing a debt host debt contract and a non-closely related embedded derivative for the conversion feature.

The debt host contract is measured at amortized cost using the effective interest rate (“EIR”) method. The fair value of the embedded derivative and transaction costs associated with issuance of the instrument are not material.

On June 30, 2021, the $70.0 million Tranche 2 notes were converted into 41,012,358 “C” preference shares.

Changes in Loans and Borrowings from Financing Activities

					Other	Total Loans
	Albacore	VNV Loan	Unsecured	Convertible	Loans and	and
	Notes	Notes	Bonds	Loan Notes	Borrowings	Borrowings
	$’000	$’000	$’000	$’000	$’000	$’000
Balance at January 1, 2020	—	—	—	—	—	—
Changes from financing cash flows
Proceeds from issuance of notes and warrants	—	—	—	100,000	357	100,357
Total changes from financing cash flows	—	—	—	100,000	357	100,357
Other changes
Convertible loan notes converted	—	—	—	(30,000)	—	(30,000)
Total other changes	—	—	—	(30,000)	—	(30,000)
Balance at December 31, 2020	—	—	—	70,000	357	70,357
Balance at January 1, 2021	—	—	—	70,000	357	70,357
Changes from financing cash flows
Proceeds from issuance of notes and warrants	191,000	15,000	64,563	—	—	270,563
Payment of debt issuance costs	(3,429)	—	(1,375)	—	—	(4,804)
Repayment of cash loan	—	(7,000)	(75,000)	—	—	(82,000)
Total changes from financing cash flows	187,571	8,000	(11,812)	—	—	183,759
Other changes
Fair value of warrants issued	(16,930)	—	—	—	—	(16,930)
Unpaid debt issuance costs	(2,801)	—	(171)	—	—	(2,972)
Amortization of fair value adjustment, discount, and debt issuance costs	761	—	3,983	—	—	4,744
Convertible loan notes converted	—	—	—	(70,000)	—	(70,000)
Non-cash conversion of loan notes to bonds	—	(8,000)	8,000	—	—	—
Other loans and borrowings activity, net	—	—	—	—	(172)	(172)
Total other changes	(18,970)	(8,000)	11,812	(70,000)	(172)	(85,330)
Balance at December 31, 2021	168,601	—	—	—	185	168,786

During the year ended December 31, 2021, interest paid on Loans and borrowings was $1.4 million (2020: $0.2 million). As of December 31, 2021, the unpaid portion of interest on Loans and borrowings, recognized within Accruals and provisions, was $2.5 million (2020: $0.0 million).